Expense Example - FidelityClimateActionFund-RetailPRO - FidelityClimateActionFund-RetailPRO - Fidelity Climate Action Fund - Fidelity Climate Action Fund	Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 107
3 years	446
5 years	832
10 years	$ 1,916